Document and Entity Information	Nov. 16, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 16, 2023
Entity Registrant Name	Salamander Innisbrook, LLC
Entity Central Index Key	0001418372
Entity Emerging Growth Company	false
Securities Act File Number	333-147447
Entity Address, State or Province	FL
Entity Tax Identification Number	26-0442888
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	36750 US Highway 19 North
Entity Address, Postal Zip Code	34684
Entity Address, City or Town	Palm Harbor
City Area Code	727
Local Phone Number	942-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false